Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.58662%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,595,930.16

Principal:
Principal Collections	$31,002,296.49
Prepayments in Full	$17,097,664.51
Liquidation Proceeds	$457,302.27
Recoveries	$26,324.66
Sub Total	$48,583,587.93
Collections	$52,179,518.09

Purchase Amounts:
Purchase Amounts Related to Principal	$31,172.36
Purchase Amounts Related to Interest	$13.83
Sub Total	$31,186.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,210,704.28

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,210,704.28
Servicing Fee	$1,059,293.58	$1,059,293.58	$0.00	$0.00	$51,151,410.70
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$51,151,410.70
Interest - Class A-2a Notes	$855,120.21	$855,120.21	$0.00	$0.00	$50,296,290.49
Interest - Class A-2b Notes	$706,726.62	$706,726.62	$0.00	$0.00	$49,589,563.87
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$47,651,814.54
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$47,050,601.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,050,601.04
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$46,852,041.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,852,041.79
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$46,714,712.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,714,712.29
Regular Principal Payment	$59,724,295.90	$46,714,712.29	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,210,704.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,714,712.29
Total					$46,714,712.29

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,714,283.70	$90.00	$855,120.21	$2.68	$29,569,403.91	$92.68
Class A-2b Notes	$18,000,428.59	$90.00	$706,726.62	$3.53	$18,707,155.21	$93.53
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$46,714,712.29	$29.59	$4,436,698.41	$2.81	$51,151,410.70	$32.40

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$227,023,065.02	0.7115818	$198,308,781.32	0.6215797
Class A-2b Notes	$142,316,364.73	0.7115818	$124,315,936.14	0.6215797
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,124,499,429.75	0.7121863	$1,077,784,717.46	0.6826002

Pool Information
Weighted Average APR	3.320%	3.331%
Weighted Average Remaining Term	47.22	46.40
Number of Receivables Outstanding	44,268	43,339
Pool Balance	$1,271,152,297.97	$1,221,882,095.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,154,289,221.61	$1,109,945,474.43
Pool Factor	0.7283275	0.7000974

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$111,936,621.40
Targeted Overcollateralization Amount	$157,106,961.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$144,097,378.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$681,766.51
(Recoveries)		13	$26,324.66
Net Loss for Current Collection Period			$655,441.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6188%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3227%
Second Prior Collection Period			0.2720%
Prior Collection Period			0.1115%
Current Collection Period			0.6310%
Four Month Average (Current and Prior Three Collection Periods)			0.3343%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		583	$2,279,044.27
(Cumulative Recoveries)			$84,642.52
Cumulative Net Loss for All Collection Periods			$2,194,401.75
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1257%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,909.17
Average Net Loss for Receivables that have experienced a Realized Loss			$3,763.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.74%	242	$9,066,263.08
61-90 Days Delinquent	0.14%	50	$1,766,078.75
91-120 Days Delinquent	0.01%	3	$158,210.21
Over 120 Days Delinquent	0.02%	5	$227,540.18
Total Delinquent Receivables	0.92%	300	$11,218,092.22

Repossession Inventory:
Repossessed in the Current Collection Period		15	$631,926.85
Total Repossessed Inventory		23	$966,505.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0907%
Prior Collection Period			0.1242%
Current Collection Period			0.1338%
Three Month Average			0.1163%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1761%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	128	$4,802,490.27
2 Months Extended	151	$6,007,653.73
3+ Months Extended	17	$574,778.55

Total Receivables Extended	296	$11,384,922.55
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer